Trade and Other Payables - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Supplier [Member]
Disclosure of trade and other payables [line items]
Reverse factoring arrangements with suppliers	$ 102	$ 134
Ambev And E Leon Jimenes Sa [member] | Written Put Options [member]
Disclosure of trade and other payables [line items]
Deferred consideration on acquisitions	$ 600	$ 600